OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Operating Leases
SCHEDULE OF COMPONENTS OF OPERATING LEASE

Components of operating lease were as follows:

	June 30, 2026	December 31, 2025
Operating lease right-of-use lease asset	$2,465,275	$2,465,275
Accumulated amortization	(1,371,782)	(1,193,637)
Net balance	$1,093,493	$1,271,638

Lease liability, current portion	$387,521	$372,665
Lease liability, long term	791,469	988,471
Total operating lease liabilities	$1,178,990	$1,361,136

Weighted Average Remaining Lease Term – operating leases	34 months	40 months

Weighted Average Discount Rate – operating leases	4.5%	4.5%

Components of lease expense were as follows for the twelve months ended:

	December 31, 2025	December 31, 2024
Operating lease right-of-use lease asset	$2,465,275	$2,465,275
Accumulated amortization	(1,193,637)	(849,223)
Net balance	$1,271,638	$1,616,052

Lease liability, current portion	$372,665	$344,177
Lease liability, long term	988,471	1,361,137
Total operating lease liabilities	$1,361,136	$1,705,314

Weighted Average Remaining Lease Term – operating leases	40 months	52 months

Weighted Average Discount Rate – operating leases	4.5%	4.5%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR OPERATING LEASES

Future minimum lease payments under this operating lease as of June 30, 2026, were as follows:

2026 (remainder of year)	$215,268
2027	439,146
2028	452,320
2029	152,252
Total lease payments	1,258,986
Less imputed interest	(79,996)
Maturities of lease liabilities	$1,178,990

Future minimum lease payments under this operating lease as of December 31, 2025, were as follows:

2026	$426,355
2027	439,146
2028	452,320
2029	152,252
Total lease payments	1,470,073
Less imputed interest	(108,937)
Maturities of lease liabilities	$1,361,136

SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION

Supplemental cash flows information related to leases was as follows:

	June 30, 2026	June 30, 2025
Cash paid for amounts included in the measurement of lease liability:

Operating cash flows from operating lease	$211,088	$204,939

Supplemental cash flows information related to leases was as follows:

	December 31,	December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liability:

Operating cash flows from operating lease	$413,937	$401,881